Derivative Instruments and Hedging Activities (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2019 USD ($) derivative_instrument	Aug. 31, 2019 EUR (€) derivative_instrument
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Hedging instruments gain (loss)	$ (2,000,000)	$ (1,000,000)	$ 4,000,000	$ 9,000,000
Cross currency interest rate contracts | Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Number of derivative instruments held | derivative_instrument						3	3
Notional amount of hedged item						$ 200,000,000
Fixed interest rate of hedged item						5.75%	5.75%
Notional amount of derivative | €							€ 181,000,000
Weighted average interest rate						3.73%	3.73%
Hedging instruments gain (loss)			4,000,000	$ 9,000,000
Cross currency interest rate contracts | Designated as Hedges | Other Noncurrent Liabilities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of the hedged liability	9,000,000		9,000,000		$ 14,000,000
Forward foreign currency contracts | Not Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional amount of derivative	$ 65,000,000		$ 65,000,000		$ 77,000,000
Maturity period of spot or forward exchange rate contracts			1 month